Taxation - Schedule of Recognized Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	$ 48,454	$ (2,292)	$ 14,401
Total deferred income tax expense/(benefit)	(52,462)	32,817	(70,120)
Total income tax expense/(benefit), recognized	(4,008)	30,525	(55,719)
Federal - current
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	35,310	(2,246)	13,065
Total deferred income tax expense/(benefit)	(46,442)	29,294	(48,240)
State - current
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	13,144	(46)	1,336
Total deferred income tax expense/(benefit)	$ (6,020)	$ 3,523	$ (21,880)